Restatement of Previously Issued Financial Statements (Details) - Schedule of effects of restatements on previously issued financial statements - USD ($)	5 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Oct. 19, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities
Class A common stock subject to possible redemption (in Shares)	106,882,750	96,789,380	99,831,950	107,104,620
Preferred stock
Class A common stock (in Shares)	81			79
Class B common stock		182	152
Additional paid-in capital	$ 5,148,390	10,275,771	7,233,231	$ 5,004,204
Accumulated deficit	(148,751)	$ (5,276,232)	$ (2,233,665)	$ (4,608)
Change in fair value of warrant liabilities
Initial classification of Class A common shares subject to possible redemption	107,104,620
Change in value of Class A common shares subject to possible redemption	(221,870)
Offering expense associated with warrant liabilities
Net loss	$ (148,751)
Basic and diluted net loss per share (in Dollars per share)	$ (0.06)
As Previously Reported [Member] | As Previously Restated And Reported In Form Ten Ka Amendment No One [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption (in Shares)	97,842,080			101,947,620
Preferred stock
Class A common stock (in Shares)	172			131
Class B common stock	$ 288			$ 331
Additional paid-in capital	9,223,081			5,195,264
Accumulated deficit	(4,223,533)			(195,720)
Total stockholders’ equity (deficit)	5,000,008			5,000,006
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	116,067,608			116,390,976
Initial classification of Class A common shares subject to possible redemption	101,947,620
Change in value of Class A common shares subject to possible redemption	(4,105,540)
Total assets	116,067,608			116,390,976
Total liabilities	13,225,520			9,443,350
Net loss	$ (4,223,533)
Weighted average shares outstanding – Class A common stock (in Shares)	11,500,000
Basic and diluted net loss per share – Class A common stock (in Dollars per share)	$ 0
Weighted average shares outstanding – Class B common stock (in Shares)	2,875,000
Basic and diluted net loss per share – Class B common stock (in Dollars per share)	$ (1.48)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	$ 9,040,670			$ 5,157,000
Class A common stock subject to possible redemption (in Shares)	(9,040,670)	18,210,620	15,168,050	(5,157,000)
Preferred stock
Class A common stock (in Shares)	91			52
Class B common stock		(182)	(152)
Additional paid-in capital	$ 4,074,691	(10,275,771)	(7,233,231)	$ 191,060
Accumulated deficit	(4,074,782)	$ (7,934,667)	$ (7,934,667)	$ (191,112)
Change in fair value of warrant liabilities	3,883,670
Initial classification of Class A common shares subject to possible redemption	(5,157,000)
Change in value of Class A common shares subject to possible redemption	(3,883,670)
Offering expense associated with warrant liabilities	191,112
Net loss	$ (4,074,782)
Basic and diluted net loss per share (in Dollars per share)	$ (1.42)
Adjustments [Member] | As Previously Restated And Reported In Form Ten Ka Amendment No One [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption (in Shares)	17,157,920			13,052,380
Preferred stock
Class A common stock (in Shares)	(172)			(131)
Class B common stock
Additional paid-in capital	(9,223,081)			(5,195,264)
Accumulated deficit	(7,934,667)			(7,856,985)
Total stockholders’ equity (deficit)	(17,157,920)			(13,052,380)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)
Initial classification of Class A common shares subject to possible redemption	(101,947,620)
Change in value of Class A common shares subject to possible redemption	4,105,540
Total assets
Total liabilities
Net loss
Weighted average shares outstanding – Class A common stock (in Shares)	(5,588,028)
Basic and diluted net loss per share – Class A common stock (in Dollars per share)	$ (0.48)
Weighted average shares outstanding – Class B common stock (in Shares)
Basic and diluted net loss per share – Class B common stock (in Dollars per share)	$ 1
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	$ 9,040,670			$ 5,157,000
Class A common stock subject to possible redemption (in Shares)	97,842,080	115,000,000	115,000,000	101,947,620
Preferred stock
Class A common stock (in Shares)	172			131
Class B common stock
Additional paid-in capital	$ 9,223,081			$ 5,195,264
Accumulated deficit	(4,223,533)	$ (13,210,899)	$ (10,168,332)	$ (195,720)
Change in fair value of warrant liabilities	3,883,670
Initial classification of Class A common shares subject to possible redemption	101,947,620
Change in value of Class A common shares subject to possible redemption	(4,105,540)
Offering expense associated with warrant liabilities	191,112
Net loss	$ (4,223,533)
Basic and diluted net loss per share (in Dollars per share)	$ (1.48)
As Restated [Member] | As Previously Restated And Reported In Form Ten Ka Amendment No One [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption (in Shares)	115,000,000			115,000,000
Preferred stock
Class A common stock (in Shares)
Class B common stock	$ 288			$ 331
Additional paid-in capital
Accumulated deficit	(12,158,200)			(8,052,705)
Total stockholders’ equity (deficit)	(12,157,912)			(8,052,374)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	116,067,608			116,390,976
Initial classification of Class A common shares subject to possible redemption
Change in value of Class A common shares subject to possible redemption
Total assets	116,067,608			116,390,976
Total liabilities	13,225,520			$ 9,443,350
Net loss	$ (4,223,533)
Weighted average shares outstanding – Class A common stock (in Shares)	5,911,972
Basic and diluted net loss per share – Class A common stock (in Dollars per share)	$ (0.48)
Weighted average shares outstanding – Class B common stock (in Shares)	2,875,000
Basic and diluted net loss per share – Class B common stock (in Dollars per share)	$ (0.48)